Interest-Bearing Borrowings (Details) - Schedule of repurchase the financial assets at the transaction’s maturity - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Interest-Bearing Borrowings (Details) - Schedule of repurchase the financial assets at the transaction’s maturity [Line Items]
Gross obligations under repurchase agreements	¥ 508,576,882	¥ 45,250,000
Funds obtained from financial institution [Member]
Interest-Bearing Borrowings (Details) - Schedule of repurchase the financial assets at the transaction’s maturity [Line Items]
Term	Within 4 years
Gross obligations under repurchase agreements	¥ 507,620,299	¥ 45,250,000
Funds obtained from financial institution [Member] | Minimum [Member]
Interest-Bearing Borrowings (Details) - Schedule of repurchase the financial assets at the transaction’s maturity [Line Items]
Fixed interest rate per annum		8.00%
Funds obtained from financial institution [Member] | Maximum [Member]
Interest-Bearing Borrowings (Details) - Schedule of repurchase the financial assets at the transaction’s maturity [Line Items]
Fixed interest rate per annum		13.20%
Interest payable financial institution [Member]
Interest-Bearing Borrowings (Details) - Schedule of repurchase the financial assets at the transaction’s maturity [Line Items]
Gross obligations under repurchase agreements	¥ 956,583